PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed Balance Sheets) (Parenthetical) (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532
Ordinary shares, shares outstanding	132,994,201	134,836,300
Treasury stock, shares	9,359,331	7,517,232
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532
Ordinary shares, shares outstanding	132,994,201	134,836,300
Treasury stock, shares	9,359,331	7,517,232